ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO


SEMI-ANNUAL REPORT
MAY 31, 2000


STATEMENT OF NET ASSETS
May 31, 2000 (unaudited)

                       Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.1%
          ALABAMA-3.3%
          ALABAMA SPECIAL CARE FACILITY
          ASCENSION HEALTH CARE AUTHORITY
          Series 99B
$    500  11/15/39 (b)                                   4.55%      $   500,000
          MONTOGOMERY IDA
          (Norment Industries)
          Series 99 AMT
   2,100  8/01/14 (b)                                    4.45         2,100,000
                                                                      2,600,000

          ARIZONA-3.9%
          PHOENIX CIVIC IMPROVEMENT AUTHORITY
          Sub Excise Tax
          (Airport Improvements)
          Series 95 AMT
   1,000  6/01/20 (b)                                    4.15         1,000,000
          PHOENIX IDA
          (V.A.W. of America, Inc.)
          Series 97 AMT
   1,000  2/01/12 (b)                                    4.55         1,000,000
          TUCSON AIRPORT AUTHORITY
          (Learjet, Inc.)
          Series 98A AMT
   1,000  10/01/28 (b)                                   4.55         1,000,000
                                                                      3,000,000

          ARKANSAS-3.1%
          ARKANSAS DEVELOPMENT FINANCE AUTHORITY
          (Riceland Foods, Inc.)
          Series 99B AMT
   2,000  11/01/10 (b)                                   4.60         2,000,000
          ARKANSAS DEVELOPMENT FINANCE
          AUTHORITY SFMR
          Series 00D AMT
     375  1/01/32 (b)                                    4.30           375,000
                                                                      2,375,000

          DELAWARE-0.6%
          DELAWARE EDA
          (Delaware Clean Power)
          Series 97A AMT
     500  8/01/29 (b)                                    4.25           500,000
          DISTRICT OF COLUMBIA-1.3%
          DISTRICT OF COLUMBIA HFA SFMR
          (Mortgage Revenue) GNMA
          Series 99B AMT
   1,000  6/15/00                                        3.30         1,000,000

          GEORGIA-5.7%
          RICHMOND COUNTY DEVELOPMENT AUTHORITY
          (Evergreen Nylon Recycling, Inc.)
          Series 98 AMT
   2,400  7/01/32 (b)                                    4.20         2,400,000
          SUMMERSVILLE IDA
          (Image Industries, Inc.)
          Series 97 AMT
   2,000  9/01/17 (b)                                    4.50         2,000,000
                                                                      4,400,000

          ILLINOIS-7.0%
          CHICAGO GAS SUPPLY REVENUE
          (People Gas Light & Coke)
          Series 00D AMT
   2,000  3/01/30 (b)                                    4.40         2,000,000
          EAST MOLINE IDA
          (Elliott Aviation)
          Series 99 AMT
   1,200  12/01/19(b)                                    4.50         1,200,000
          ILLINOIS DEVELOPMENT FINANCE
          AUTHORITY MFHR
          (Butterfield Creek Association)
          Series 99 AMT
     750  4/01/39 (b)                                    4.50           750,000
          ILLINOIS HDA SFMR
          (Homeowner Mortgage Revenue)
          Series 99B-2 AMT
   1,435  12/22/00                                       4.25         1,435,000
                                                                      5,385,000

          INDIANA-7.0%
          AUBURN EDA
          (R.J. Tower Corp.)
          Series 88 AMT
     380  9/01/00 (b)                                    4.50           380,000


1


STATEMENT OF NET ASSETS
(continued)            Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          GIBSON COUNTY IDR
          (Toyota Motor Manufacturing)
          Series 97 AMT
$    500  10/01/27 (b)                                   4.15%      $   500,000
          GIBSON COUNTY IDR
          (Toyota Motor Manufacturing)
          Series 98 AMT
   1,500  1/01/28 (b)                                    4.15         1,500,000
          INDIANA HEALTH FACILITY
          FINANCE AUTHORITY
          (Ascension Health)
          Series 99B
   3,000  11/15/39 (b)                                   4.55         3,000,000
                                                                      5,380,000

          KANSAS-5.4%
          COLWICH IDA
          (Epco Carbondioxide Products)
          Series 99 AMT
   1,985  8/01/14 (b)                                    4.45         1,985,000
          DODGE CITY IDA
          (Farmland National Beef Packing Co.)
          Series 00 AMT
   1,000  3/01/15 (b)                                    4.55         1,000,000
          SPRING HILL IDA
          (Abrasive Engineering and
          Manufacturing Project)
          Series 96 AMT
   1,200  9/01/16 (b)                                    4.37         1,200,000
                                                                      4,185,000

          KENTUCKY-3.2%
          LOUISVILLE & JEFFERSON COUNTY
          (Regional Airport Authority)
          Series 97A-1 AMT
   1,000  6/30/02 (b)                                    4.45         1,000,000
          WARSAW INDUSTRIAL BUILDING AUTHORITY
          (SDI Operation Partner)
          Series 98 AMT
   1,490  8/01/09 (b)                                    4.45         1,490,000
                                                                      2,490,000

          LOUISIANA-5.7%
          JEFFERSON PARISH HOME
          MORTGAGE AUTHORITY
          Series 99B-2 AMT
     955  6/30/00                                        3.65           955,000
          LINCOLN PARISH IDR
          (Willamette Industries, Inc.)
          Series 95 AMT
   3,500  9/01/25 (b)                                    4.15         3,500,000
                                                                      4,455,000

          MAINE-0.7%
          MAINE FINANCE AUTHORITY
          ECONOMIC DEVELOPMENT
          Series 88A-D AMT
      80  12/01/03 (b)                                   4.40            80,000
          MAINE FINANCE AUTHORITY
          ECONOMIC DEVELOPMENT
          (Barber Foods, Inc.)
          Series 90B AMT
      65  12/01/06 (b)                                   4.40            65,000
          MAINE FINANCE AUTHORITY
          ECONOMIC DEVELOPMENT
          (Cornwall, McCann, Thurston)
          Series 88D-F AMT
     280  6/01/04 (b)                                    4.40           280,000
          MAINE FINANCE AUTHORITY
          ECONOMIC DEVELOPMENT
          (Volco Realty Company, Inc.)
          Series 89L AMT
     125  6/01/05 (b)                                    4.40           125,000
                                                                        550,000

          MARYLAND-1.3%
          MARYLAND STATE CDA
          (Housing and Community Development)
          Series 99G AMT
   1,000  8/30/00                                        3.65         1,000,000


2


                       Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          MICHIGAN-1.1%
          WAYNE COUNTY AIRPORT AUTHORITY
          (Detroit Metro Airport)
          Series 96A AMT
$    875  12/01/16 (b)                                   4.15%      $   875,000

          MISSISSIPPI-1.0%
          MISSISSIPPI HOME CORP. MFHR
          (Summer Park Apts)
          Series 99D-2 AMT
     750  10/01/29 (b)                                   4.55           750,000

          MISSOURI-0.6%
          ST. LOUIS IDA
          (Hammert's Iron Works, Inc.)
          Series 99 AMT
     500  6/01/09 (b)                                    4.50           500,000

          NEVADA-3.7%
          CLARK COUNTY IDA
          (Airport System, Sub-lien)
          Series 99B-1 AMT
   1,000  7/01/29                                        4.15         1,000,000
          CLARK COUNTY IDA
          (School District Bond)
          Series 99C FSA
   1,830  6/15/00                                        3.60         1,830,610
                                                                      2,830,610

          NEW HAMPSHIRE-1.3%
          NEW HAMPSHIRE IDA
          (SCI Manufacturing, Inc.)
          Series 89 AMT
   1,000  6/01/14 (b)                                    4.30         1,000,000

          NORTH CAROLINA-0.4%
          JOHNSON COUNTY IDA
          (Mebane Packaging Corp.)
          Series 92 AMT
     300  6/01/03 (b)                                    4.50           300,000

          NORTH DAKOTA-1.3%
          NORTH DAKOTA HFA SFMR
          (Mortgage Revenue)
          Series 99E AMT
   1,000  9/29/00                                        3.80         1,000,000

          OKLAHOMA-1.3%
          BROKEN ARROW EDA
          (Paragon Films, Inc.)
          Series 89 AMT
     970  8/01/04 (b)                                    4.72           970,000

          RHODE ISLAND-1.4%
          RHODE ISLAND STUDENT LOAN REVENUE
          Series 95-1 AMT
   1,100  7/01/19 (b)                                    4.20         1,100,000

          SOUTH CAROLINA-5.7%
          BERKELEY COUNTY IDA
          (Nucor Corp. Project)
          Series 97 AMT
   3,600  4/01/30 (b)                                    4.20         3,600,000
          FLORENCE COUNTY IDA
          (Roche Carolina, Inc.)
          Series 97 AMT
     800  4/01/27 (b)                                    4.55           800,000
                                                                      4,400,000

          TENNESSEE-7.4%
          EDUCATIONAL FUNDING OF THE SOUTH
          (Student Funding Corp.)
          Series 87A-3 AMT
   1,200  12/01/17 (b)                                   4.15         1,200,000
          KNOX HEALTH EDUCATIONAL AND
          HOUSING FACILITY BOARD
          (THA Solutions Group, Inc. Project)
          Series 99
   2,000  5/01/29 (b)                                    4.25         2,000,000
          STEWART COUNTY IDA
          (Standard Gypsum Project)
          Series 99A AMT
   2,500  5/01/34 (b)                                    4.15         2,500,000
                                                                      5,700,000

          TEXAS-5.8%
          BRAZOS RIVER HARBOR NAVIGATION DISTRICT
          (Dow Chemical Co. Project)
          Series 96 AMT
     200  4/01/26 (b)                                    4.60           200,000
          CAMP COUNTY IDA
          (Pilgrims Pride Corp.)
          Series 99 AMT
   3,000  7/01/29 (b)                                    4.15         3,000,000


3


STATEMENT OF NET ASSETS
(continued)            Alliance Money Market Fund - General Municipal Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          GULF COAST WASTE DISPOSABLE AUTHORITY
          (Amoco Oil Co. Project)
          Series 96 AMT
$    300  5/01/24 (b)                                    4.55%      $   300,000
          TEXAS STATE TRAN
          Series 99A
   1,000  8/31/00                                        3.71         1,001,907
                                                                      4,501,907

          VIRGINIA-5.2%
          EMPORIA IDA
          (Toll III Project)
          Series 99 AMT
   2,000  11/01/23 (b)                                   4.50         2,000,000
          NORFOLK IDA
          (Ballentine Home Corp. Project)
          Series 99
   2,000  12/01/24 (b)                                   4.30         2,000,000
                                                                      4,000,000

          WASHINGTON-7.7%
          OLYMPIA EDA
          (Spring Air Northwest Project)
          Series 98 AMT
   1,300  11/01/23 (b)                                   4.55         1,300,000
          PIERCE COUNTY EDA
          (Truss Co.)
          Series 95 AMT
     400  1/01/20 (b)                                    4.55           400,000
          PORT OF ANGELES IDA
          (Daishowa America Project)
          Series 92B AMT
   2,000  12/01/07 (b)                                   4.45         2,000,000
          WASHINGTON HOUSING FINANCE
          COMMISSION MFHR
          (Summerglen Apartment Project)
          AMT
   1,250  11/01/25 (b)                                   4.55         1,250,000
          WASHINGTON HOUSING FINANCE
          COMMISSION MFHR
          (Twin Ponds Apartment Project)
          Series 98A AMT
   1,000  2/01/28 (b)                                    4.45         1,000,000
                                                                      5,950,000

          WEST VIRGINIA-2.1%
          MARION COUNTY SWDR
          (Granttown Cogen Project)
          Series 92A AMT
   1,600  10/01/17 (b)                                   4.15         1,600,000

          WISCONSIN-3.9%
          FRANKLIN IDA
          (Nowakowski, Inc. Project)
          Series 98 AMT
   1,510  12/01/18 (b)                                   4.50         1,510,000
          KENOSHA IDA
          (Leblanc Corp. Project)
          Series 98A AMT
   1,500  12/01/18 (b)                                   4.60         1,500,000
                                                                      3,010,000

          TOTAL INVESTMENTS-98.1%
          (amortized cost $75,807,517)                               75,807,517
          Other assets less liabilities-1.9%                          1,451,938

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 77,259,351
          shares outstanding)                                      $ 77,259,455


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
May 31, 2000 (unaudited)           Alliance Money Market Fund - Prime Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          COMMERCIAL PAPER-48.2%
          ABBEY NATIONAL
$ 22,000  11/27/00                                       6.75%     $ 21,261,625
          AKZO NOBEL
  18,000  6/19/00                                        6.10        17,945,100
          ALLSTATE CORP.
   8,500  6/01/00                                        6.77         8,500,000
          ASSET BACKED CAPITAL FINANCE LTD.
  18,000  5/25/01 MTN (c)                                6.53        17,998,277
          BANK OF NEW YORK CO., INC.
   7,000  11/06/00                                       6.58         6,797,848
          BANK OF NOVA SCOTIA
  18,000  6/26/00                                        6.12        17,923,500
          BARTON CAPITAL CORP.
  18,000  6/23/00 (c)                                    6.10        17,932,900
          CAISSE CENTRALE JARDINS
  18,500  6/29/00                                        6.12        18,411,940
          CATERPILLAR FINANCIAL SERVICES
  18,090  6/29/00                                        6.11        18,004,032
          CBA (FINANCE) DELAWARE, INC.
  18,000  6/27/00                                        6.11        17,920,570
          CORPORATE RECEIVABLES CORP.
  22,000  8/21/00 (c)                                    6.64        21,671,320
          CXC, INC.
  18,000  8/22/00 (c)                                    6.65        17,727,350
          DAIMLER-CHRYSLER CORP.
  18,000  6/15/00                                        6.10        17,957,300
          DEXIA CALIFORNIA FINANCE CO.
  18,000  6/22/00                                        6.11        17,935,845
          ENTERPRISE FUNDING
  22,000  8/14/00 (c)                                    6.64        21,699,724
          FORTIS FUNDING, INC.
  18,300  6/27/00                                        6.11        18,219,246
          GOLDEN FUNDING CORP.
  17,500  6/15/00 (c)                                    6.54        17,455,492
          GOVERNMENT DEVELOPMENT BANK OF
          PUERTO RICO
   9,120  6/15/00                                        6.50         9,096,947
          GREENWICH FUNDING CORP.
  17,428  8/15/00 (c)                                    6.65        17,186,550
          HALIFAX PLC.
  21,000  6/14/00                                        6.52        20,950,557
          HOME DEPOT REAL ESTATE
  18,200  11/06/00                                       6.77        17,659,227
          HOUSEHOLD FINANCE CORP.
  18,000  6/19/00                                        6.50        17,941,500
          ING AMERICA INSURANCE HOLDINGS, INC.
  15,000  6/28/00                                        6.15        14,930,869
          INTERNATIONAL SECURITIZATION CORP.
  18,665  6/30/00 (c)                                    6.17        18,572,230
          NATIONAL CITY CORP.
  18,000  6/30/99                                        6.50        17,905,750
          OLD LINE FUNDING, INC.
  20,000  6/01/00 (c)                                    6.10        20,000,000
          PACIFIC GAS & ELECTRIC CORP.
  18,000  6/14/00                                        6.54        17,957,490
          PFIZER CORP.
  60,000  6/29/00 (c)                                    6.47        59,698,067
          PRUDENTIAL FUNDING CORP.
  18,000  6/01/00                                        6.78        18,000,000
          SVENSKA HANDELSBANKEN
  18,000  6/28/00                                        6.11        17,917,515
          TEACHER'S INSURANCE
  12,500  6/13/00                                        6.53        12,472,792
          TRIPLE A FUNDING CORP.
   8,000  6/27/00 (c)                                    6.15         7,964,467

          Total Commercial Paper
          (amortized cost $583,616,030)                             583,616,030

          CERTIFICATES OF DEPOSIT-35.2%
          BANQUE NATIONALE DE PARIS
  18,000  6.21%, 6/30/00                                 6.21        18,000,000
          BARCLAYS BANK PLC.
  21,000  5.61%, 06/14/00                                5.66        20,999,641
          BAYERISCHE HYPO-VEREINSBANK
  20,000  6.42%, 9/28/00                                 6.44        19,998,203
          BETA FINANCE, INC.
  22,000  7.01%, 7/31/00 FRN (c)                         7.01        22,000,000
          CENTAURI CORP. USA, INC.
  22,000  6.84%, 8/25/00 FRN (c)                         6.84        22,000,000
  22,000  7.01%, 7/31/00 FRN (c)                         7.01        22,000,000
          CREDIT AGRICOLE INDOSUEZ
  22,000  7.21%, 3/08/01                                 7.20        22,001,618
          DEN DANSKE CORP.
  18,000  6.22%, 6/29/00                                 6.22        18,000,000


5


STATEMENT OF NET ASSETS
(continued)                        Alliance Money Market Fund - Prime Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          DEUTSCHE BANK
$ 22,000  6.42%, 3/13/01 FRN                             6.46%  $    21,993,239
          DORADA FINANCE, INC.
  15,000  6.02%, 9/15/00 MTN (c)                         6.02        15,000,000
          DRESDNER BANK
  22,000  6.46%, 12/11/00                                6.46        22,000,000
          FIRST TENNESSEE BANK
  18,000  6.53%, 6/19/00                                 6.53        18,000,000
          LANDESBANK BADEN-WURTTEMBERG
  45,000  7.37%, 5/30/01                                 7.37        45,000,000
          LANDESBANK HESSEN-THUERINGEN
  15,000  5.92%, 9/29/00                                 5.98        14,997,172
          NATIONAL WESTMINSTER BANK
  22,000  7.21%, 3/08/01                                 7.20        22,001,618
          RABO BANK N.Y.
   8,500  5.64%, 7/20/00                                 5.90         8,496,535
          ROYAL BANK OF SCOTLAND
  18,000  6.20%, 6/29/00                                 6.20        18,000,000
          SAN PAOLO IMI CORP.
  18,000  6.21%, 6/29/00                                 6.21        18,000,000
          SIGMA FINANCE CORP.
  20,000  6.26%, 6/29/00 FRN (c)                         6.26        20,000,000
  20,000  6.64%, 6/30/00 FRN (c)                         6.64        20,000,000
          SOUTHTRUST BANK
  18,000  6.21%, 6/30/00                                 6.21        18,000,000

          Total Certificates of Deposit
          (amortized cost $426,488,026)                             426,488,026

          U.S. GOVERNMENT AND AGENCIES-12.0%
          FANNIE MAE
  15,000  6.59%, 10/5/00 MTN FRN                         6.64        14,997,475
          FEDERAL HOME LOAN BANK
  15,000  6.40%, 2/09/01 MTN                             6.42        14,997,626
  50,000  6.60%, 10/06/00 FRN                            6.67        49,988,131
          STUDENT LOAN MARKETING ASSOCIATION
  15,000  6.59%, 10/04/00 FRN                            6.70        14,997,495
  50,000  6.59%, 10/12/00 FRN                            6.70        49,980,470

          Total U.S. Government and Agencies
          (amortized cost $144,961,197)                             144,961,197

          CORPORATE OBLIGATIONS-3.5%
          CITICORP
  18,000  6.23%, 08/02/00 MTN FRN                        6.17        17,999,714
          MERRILL LYNCH & CO., INC.
  24,000  6.52%,4/12/01 MTN FRN                          6.53        23,997,917

          Total Corporate Obligations
          (amortized cost $41,997,631)                               41,997,631

          TIME DEPOSITS-0.7%
          BANK OF MONTREAL
   8,800  6.75%, 6/01/00 (amortized cost $8,800,000)     6.75         8,800,000

          TOTAL INVESTMENTS-99.6%
          (amortized cost $1,205,862,884)                         1,205,862,884
          Other assets less liabilities-0.4%                          5,835,483

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 1,211,690,189
          shares outstanding)                                   $ 1,211,698,367


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


6


STATEMENT OF NET ASSETS
May 31, 2000 (unaudited)      Alliance Money Market Fund - Government Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES-47.2%
          FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.8%
$  1,000  6.36%, 8/16/00 MTN                             5.76%     $  1,001,203
     500  5.56%, 7/24/00                                 5.85           499,747
     500  6.09%, 7/11/00                                 5.92           500,086
     239  8/11/00                                        5.94           236,313
     500  6/15/00                                        5.95           498,876
     500  6/22/00                                        6.04           498,291
     600  6/15/00                                        6.11           598,593
     500  5.92%, 12/07/00                                6.12           499,515
     500  6/29/00                                        6.14           497,647
     372  5.90%, 12/01/00                                6.16           371,544
     365  9/21/00                                        6.30           358,039
     300  5.89%, 12/22/00                                6.35           299,236
   1,400  9/28/00                                        6.38         1,371,435
     500  8/03/00                                        6.57           494,339
   1,000  6.77%, 7/17/00 FRN                             6.82           999,937
   2,000  7.00%, 5/17/01                                 6.97         2,000,464
   1,000  7.25%, 5/25/01                                 7.25         1,000,000
                                                                     11,725,265

          FEDERAL HOME LOAN MORTGAGE CORP.-13.5%
     210  8/04/00                                        5.94           207,872
   1,000  6/08/00                                        6.05           998,839
   1,000  6/22/00                                        6.07           996,512
     500  5.99%, 12/06/00 MTN                            6.10           499,592
     300  6/15/00                                        6.11           299,296
   5,000  6/20/00                                        6.38         4,983,238
   3,000  6/13/00                                        6.43         2,993,605
     500  8/03/00                                        6.57           494,339
                                                                     11,473,293

          FEDERAL HOME LOAN BANK-12.9%
     900  5.42%, 6/14/00                                 5.46           899,988
     390  5.48%, 7/13/00                                 5.58           389,957
     500  5.56%, 7/14/00                                 5.58           499,791
     260  5.47%, 8/17/00                                 5.85           259,759
     500  5.62%, 8/10/00                                 5.97           499,664
     500  6.05%, 11/03/00                                6.05           499,985
     488  9/15/00                                        6.30           479,192
   1,000  6.40%, 2/09/01 MTN                             6.42           999,842
   3,000  6.42%, 7/28/00 FRN                             6.51         2,999,579
   1,000  6.50%, 2/15/01 MTN                             6.59           999,367
   1,000  6.60%, 10/06/00 FRN                            6.67           999,763
   1,000  6.63%, 10/16/00 FRN                            6.73           999,617
     445  6.75%, 5/04/01                                 7.13           443,488
                                                                     10,969,992

          STUDENT LOAN MARKETING ASSOCIATION-7.0%
   3,000  6.59%, 8/10/00 FRN                             6.62         2,999,828
   1,000  6.57%, 11/17/00 FRN                            6.64           999,677
   1,000  6.59%, 11/15/00 FRN                            6.64           999,776
   1,000  6.59%, 10/12/00 FRN                            6.70           999,609
                                                                      5,998,890
          Total U.S. Government Agencies
          (amortized cost $40,167,440)                               40,167,440

          REPURCHASE AGREEMENTS-52.6%
          BANK OF AMERICA
   4,400  6.55%, dated 5/31/00 due 6/01/00
          in the amount of $4,400,801
          (cost $4,400,000; collateralized by
          $5,000,000 FNMA; 6.50%, 12/01/14
          value $4,586,000)                              6.55         4,400,000
          BARCLAYS DEZOETE WEDD SECURITIES, INC.
   4,000  6.43%, dated 5/16/00 due 6/09/00
          in the amount of $4,017,147
          (cost $4,000,000; collateralized by
          $3,905,000 FFCB; 5.57%, 7/06/00
          value $4,098,432) (d)                          6.43         4,000,000
          CHASE MANHATTAN BANK
   4,000  6.43%, dated 5/31/00 due 6/21/00
          in the amount of $4,015,003
          (cost $4,000,000; collateralized by
          $8,172,000 FNMA; 6.22%,
          4/01/34 value $4,148,633) (e)                  6.43         4,000,000
          DEUTSCHE MORGAN GRENFELL
   4,000  6.43%, dated 5/15/00 due 6/05/00
          in the amount of $4,014,289
          (cost $4,000,000; collateralized by
          $10,800,000 FNMA; 6.92%, 3/25/25
          value $4,117,625) (e)                          6.43         4,000,000


7


STATEMENT OF NET ASSETS
(continued)                   Alliance Money Market Fund - Government Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY                                      YIELD             VALUE
-------------------------------------------------------------------------------
          GOLDMAN SACHS & COMPANY
$  4,000  6.41%, DATED 5/17/00 DUE 6/07/00
          IN THE AMOUNT OF $4,014,244
          (COST $4,000,000; COLLATERALIZED BY
          $4,907,000 FNMA; 6.00%, 11/01/28
          VALUE $4,158,017) (E)                          6.41%     $  4,000,000
          LEHMAN BROTHERS
   4,000  6.41%, DATED 05/16/00 DUE 6/06/00
          IN THE AMOUNT OF $4,014,244
          (COST $4,000,000; COLLATERALIZED BY
          $5,151,321 FHLMC; 6.70%,
          7/01/01 4,135,979) (E)                         6.41         4,000,000
          MORGAN STANLEY DEAN WITTER
   4,000  6.38%, DATED 5/24/00 DUE 6/12/00
          IN THE AMOUNT OF $4,012,760
          (COST $4,000,000; COLLATERALIZED BY
          $4,748,000 FNMA; 6.00%,
          7/01/29 VALUE $4,136,487) (E)                  6.38         4,000,000
          PANIE WEBBER, INC.
   2,000  6.45%, DATED 5/17/00 DUE 6/16/00
          IN THE AMOUNT OF $2,010,750
          (COST $2,000,000; COLLATERALIZED BY
          $2,507,000 FNMA; 7.00%,
          4/01/14 VALUE $2,060,358) (E)                  6.45         2,000,000
          PAINE WEBBER, INC.
   2,000  6.45%, DATED 5/31/00 DUE 6/26/00
          IN THE AMOUNT OF $2,009,317
          (COST $2,000,000; COLLATERALIZED BY
          $2,060,000 FNMA; 7.00%,
          8/01/29 VALUE $2,057,700) (E)                  6.45         2,000,000
          PARIBAS CORP.
   4,400  6.50%, DATED 5/31/00 DUE 6/01/00
          IN THE AMOUNT OF $4,400,794
          (COST $4,400,000; COLLATERALIZED BY
          $4,781,000 FHLMC; 4.48%,
          4/26/01 VALUE $4,488,024)                      6.50         4,400,000
          PRUDENTIAL SECURITIES, INC.
   4,000  6.43%, DATED 5/31/00 DUE 6/26/00
          IN THE AMOUNT OF $4,018,576
          (COST $4,000,000; COLLATERALIZED BY
          $5,305,892 FGLMC; 6.50%,
          6/01/28 VALUE $4,129,976) (E)                  6.43         4,000,000
          WARBURG DILLON READ
   4,000  6.47%, DATED 5/30/00 DUE 6/14/00
          IN THE AMOUNT OF $4,010,783
          (COST $4,000,000; COLLATERALIZED BY
          $4,760,000 FNMA; 6.21%,
          8/06/38 VALUE $4,164,114) (E)                  6.47         4,000,000

          TOTAL REPURCHASE AGREEMENTS
          (AMORTIZED COST $44,800,000)                               44,800,000

          TOTAL INVESTMENTS-99.8%
          (AMORTIZED COST $84,967,440)                               84,967,440

          OTHER ASSETS LESS LIABILITIES-0.2%)                           132,845
          NET ASSETS-100%
          (OFFERING AND REDEMPTION PRICE OF
          $1.00 PER SHARE; 85,105,600
          SHARES OUTSTANDING)                                      $ 85,100,285


See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.


8


                                                     Alliance Money Market Fund
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At May 31, 2000, these securities amounted to $358,906,377 representing 29.6% of net assets in the Prime Portfolio.

(d) Illiquid security amounted to $4,000,000 representing 4.5% of net assets on the Government Portfolio.

(e)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     CDA    Community Development Authority
     EDA    Economic Development Authority
     FFCB   Federal Farm Credit Bank
     FGLMC  Federal Gold Loan Mortgage Corporation
     FHLMC  Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GNMA   Government National Mortgage Association
     HAD    Housing Development Agency
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Agency/Authority
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     MTN    Medium Term Note
     SFMR   Single Family Mortgage Revenue
     SWDR   Solid Waste Disposal Revenue
     TRAN   Tax & Revenue Anticipation Note

See notes to financial statements.


9


STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2000 (unaudited)            Alliance Money Market Fund
_______________________________________________________________________________

                                      GENERAL
                                     MUNICIPAL         PRIME        GOVERNMENT
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                    -----------    ------------    ------------
INVESTMENT INCOME
  Interest                          $ 1,548,445    $ 36,073,105     $ 2,466,717
EXPENSES
  Advisory fee (Note B)                 190,662       2,961,072         207,220
  Distribution assistance (Note C)      171,597       2,664,965         186,497
  Custodian fees                         54,389         100,113          47,723
  Registration fees                      21,438           4,263          21,679
  Administrative fee (Note C)            19,067         296,107          20,721
  Printing                               15,492          80,270           4,937
  Trustees' fees                         13,500          13,500          13,500
  Organization                            7,320           7,503           7,320
  Audit and legal fees                    5,872          38,123           4,243
  Miscellaneous                           4,434          18,444           2,247
  Total expenses                        503,771       6,184,360         516,087
  Less: fee waiver and
    reimbursement                      (122,445)       (262,218)       (101,649)
  Net expenses                          381,326       5,922,142         414,438
  Net investment income               1,167,119      30,150,963       2,052,279
REALIZED GAIN ON INVESTMENTS
  Net realized gain on
    investment transactions                  -0-          7,279             288
NET INCREASE IN NET ASSETS FROM
OPERATIONS                          $ 1,167,119    $ 30,158,242     $ 2,052,567


See notes to financial statements.


10


STATEMENTS OF CHANGES IN NET ASSETS                  Alliance Money Market Fund
_______________________________________________________________________________

                                                       GENERAL
                                                      MUNICIPAL                    PRIME                  GOVERNMENT
                                                      PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                            ------------------------  ----------------------------  ------------------------
                                             SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                ENDED    SIX MONTHS         ENDED                     ENDED
                                               MAY 31,    YEAR ENDED       MAY 31,     YEAR ENDED     MAY 31,   YEAR ENDED
                                                2000     NOVEMBER 30,       2000       NOVEMBER 30,     2000    NOVEMBER 30,
                                            (UNAUDITED)     1999        (UNAUDITED)      1999       (UNAUDITED)      1999
                                            -----------  -----------  -------------  -------------  -----------  -----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                      $  1,167,119  $ 1,392,877 $   30,150,963 $   36,460,481  $ 2,052,279 $  2,445,846
Net realized gain on investment
  transactions                                       -0-          -0-         7,279          4,180          288          199
Net increase in net assets from
  Operations                                  1,167,119    1,392,877     30,158,242     36,464,661    2,052,567    2,446,045

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                        (1,167,119)  (1,392,877)   (30,150,963)   (36,460,481)  (2,052,279)  (2,445,846)
Net realized gain on investments                     -0-      (5,812)            -0-            -0-          -0-          -0-

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (Note E)
Net increase                                 13,662,173   19,262,396    121,120,411    408,101,387    9,029,718   33,884,576
Total increase                               13,662,173   19,256,584    121,127,690    408,105,567    9,030,006   33,884,775

NET ASSETS
Beginning of period                          63,597,282   44,340,698  1,090,570,677    682,465,110   76,070,279   42,185,504
End of period                              $ 77,259,455  $63,597,282 $1,211,698,367 $1,090,570,677  $85,100,285 $ 76,070,279


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (unaudited)                             Alliance Money Market Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended May 31, 2000 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the six months ended May 31, 2000 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $120,319, $262,218 and $101,548, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


12


                                                     Alliance Money Market Fund
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the six months ended May 31, 2000, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $171,597, $2,664,965 and $186,497, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the six months ended May 31, 2000, the General Municipal Portfolio incurred fees of $19,067 of which $2,126 were waived, the Prime Portfolio incurred fees of $296,107 of which none were waived and the Government Portfolio incurred fees of $20,721 of which $101 were waived.


NOTE D: INVESTMENT TRANSACTIONS
At May 31, 2000, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 1999, the Government Portfolio had a capital loss carryforward of $5,604 expiring in the year 2007.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At May 31, 2000, capital paid-in aggregated $77,259,351, $1,211,690,189 and $85,105,600 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                                       GENERAL
                                                      MUNICIPAL                    PRIME                  GOVERNMENT
                                                      PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                            ------------------------  ----------------------------  ------------------------
                                             SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                ENDED    SIX MONTHS         ENDED                     ENDED
                                               MAY 31,    YEAR ENDED       MAY 31,     YEAR ENDED     MAY 31,   YEAR ENDED
                                                2000     NOVEMBER 30,       2000       NOVEMBER 30,     2000    NOVEMBER 30,
                                            (UNAUDITED)     1999        (UNAUDITED)      1999       (UNAUDITED)      1999
                                            -----------  -----------  -------------  -------------  -----------  -----------
Shares sold                                  94,180,222  171,640,243    849,476,846  1,240,264,656   76,005,911   93,325,987
Shares issued on reinvestments of
  Dividends                                   1,165,711    1,398,689     30,150,814     36,460,481    2,052,451    2,445,846
Shares redeemed                             (81,683,760)(153,776,536)  (758,507,249)  (868,623,750) (69,028,644) (61,887,257)
Net increase                                 13,662,173   19,262,396    121,120,411    408,101,387    9,029,718   33,884,576


13


FINANCIAL HIGHLIGHTS                                 Alliance Money Market Fund
_______________________________________________________________________________

                                                          GENERAL MUNICIPAL PORTFOLIO
                                           -----------------------------------------------------------------
                                             SIX MONTHS                                         DECEMBER 13,
                                                ENDED                                             1995(A)
                                               MAY 31,         YEAR ENDED NOVEMBER 30,              TO
                                                2000     -------------------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .015         .024         .027         .029         .027

LESS: DIVIDENDS
Dividends from net investment income           (.015)       (.024)       (.027)       (.029)       (.027)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.54%        2.42%        2.76%        2.92%        2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $77          $64          $44         $137         $123
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.32%(d)     1.37%        1.17%        1.21%        1.39%(d)
  Net investment income (b)                     3.06%(d)     2.40%        2.74%        2.87%        2.76%(d)



See footnote summary on page 17.

14

                                                     Alliance Money Market Fund
_______________________________________________________________________________

                                                                   PRIME PORTFOLIO
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                          DECEMBER 29,
                                               ENDED                                              1995(A)
                                              MAY 31,           YEAR ENDED NOVEMBER 30,             TO
                                               2000      -------------------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .026         .042         .047         .046         .041

LESS: DIVIDENDS
Dividends from net investment income           (.026)       (.042)       (.047)       (.046)       (.041)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.58%        4.31%        4.77%        4.75%        4.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,212       $1,091         $682       $3,298       $2,772
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.04%(d)     1.11%        1.06%        1.06%        1.23%(d)
  Net investment income (b)                     5.09%(d)     4.24%        4.69%        4.65%        4.50%(d)


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                     Alliance Money Market Fund
_______________________________________________________________________________

                                                                  GOVERNMENT PORTFOLIO
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                         DECEMBER 29,
                                               ENDED                                              1995(A)
                                              MAY 31,            YEAR ENDED NOVEMBER 30,            TO
                                               2000      -------------------------------------  NOVEMBER 30,
                                            (UNAUDITED)     1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .025         .041         .046         .045         .041

LESS: DIVIDENDS
Dividends from net investment income           (.025)       (.041)       (.046)       (.045)       (.041)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.50%        4.23%        4.67%        4.64%        4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $85          $76          $42         $124         $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.25%(d)     1.34%        1.14%        1.25%        1.42%(d)
  Net investment income (b)                     4.95%(d)     4.17%        4.60%        4.54%        4.45%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


16


                                                     Alliance Money Market Fund
_______________________________________________________________________________

ALLIANCE MONEY MARKET FUND
Alliance Money Market Fund
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

CUSTODIAN
BANK OF NEW YORK
90 Washington Street
New York, NY 10286

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


17


ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS
FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.

MONMKTSR500